Borrowings and SAFE Agreements (Details) - Part-1 - USD ($)							1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 15, 2024	Jan. 31, 2024	Oct. 31, 2023	Oct. 01, 2023	Sep. 30, 2023	Apr. 02, 2023	Sep. 30, 2023	Mar. 31, 2022	Apr. 30, 2021	Jan. 31, 2021	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2019
Borrowings and SAFE Agreements [Line Items]
Other expense															$ 0		$ 0
Carrying value													$ 11,400,000
Interest expense recognized						$ 300,000							300,000
Prime rate plus															4.50%
Total amendment fees															$ 1,900,000
Principal balance															5,100,000
Borrow, percentage																	70.00%
Vendor purchase net amount																	$ 10,000,000
Borrowing																	20,000,000
Outstanding net debt													12,700,000		12,200,000		5,600,000
Accrued financing cost													5,000,000		4,500,000		100,000
Recognized interest expense						1,700,000							500,000		3,500,000		100,000
Pay return capital					$ 500,000		$ 500,000
Balance owed amount													300,000
Carlyle contributed													$ 25,600,000		$ 25,600,000
Redemption price percentage	80.00%
Investment dividend payable percentage													25.00%		25.00%
Warrant to purchase shares (in Shares)													5,978,960
Exercisable shares (in Shares)													4,132,513		4,132,513
Investment description													The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is now March 31, 2024 subsequent to the modification. The acceleration of the redemption date of the investment, resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount will increase to 1.4 times the original investment at March 31, 2024. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.		The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is March 31, 2024 subsequent to the modification. The acceleration of the redemption date of the investment, resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount will increase to 1.4 times the original investment at March 31, 2024. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the consolidated statements of operations and comprehensive loss.
Loss on extinguishment				$ 10,300,000				$ 1,400,000								[1]	3,235,000	[1]
Fair value of short term debt													$ 28,400,000		28,400,000
Redemption amount													35,800,000		35,800,000
Short term debt													35,800,000		33,300,000		0
Long-term debt with CS Solis																	25,204,000
Interest expense													0		7,200,000		2,400,000
Long term debt fair value													35,800,000		$ 33,300,000
Dividend cash		$ 1,500,000
Convertible conversion price (in Dollars per share)		$ 1,431,297
Closing price per share (in Dollars per share)		1.31
Purchaser investing	$ 3,500,000
Amount equal to the greater	$ 3,500,000
Convertible shares (in Shares)	3,707,627														5,460,075
Interest expense recognized													3,568,000	$ 3,611,000	$ 14,033,000		4,986,000
Payment of less value															200,000
Remains outstanding															300,000
Amortization of debt issuance costs															700,000		1,200,000
Initial fair value																			$ 100,000
Other income (expenses)													$ 1,519,000	317,000	(29,862,000)		$ (1,858,000)
Convertible Secured Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate																	8.00%
SCI Term Loan and Revolver Loan [Member]
Borrowings and SAFE Agreements [Line Items]
Revolving loan															$ 5,000,000
Maturity date															Oct. 31, 2023
Interest expense recognized															$ 600,000
Debt in CS Solis [Member]
Borrowings and SAFE Agreements [Line Items]
Redemption price percentage													10.50%		10.50%
SAFE Price [Member]
Borrowings and SAFE Agreements [Line Items]
Conversion price (in Dollars per share)		$ 1.05
Second SAFE {Member]
Borrowings and SAFE Agreements [Line Items]
Conversion price (in Dollars per share)	$ 0.94
Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Maturity date									Jun. 30, 2021
Total Principal amount											$ 100,000
Weighted-average effective interest rate																			17.60%
Two Thousand Nineteen A Convertible Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Other income (expenses)															$ 100,000
Minimum [Member]
Borrowings and SAFE Agreements [Line Items]
Increased repayment premium, percentage																	110.00%
Maximum [Member]
Borrowings and SAFE Agreements [Line Items]
Increased repayment premium, percentage																	120.00%
Common Stock [Member]
Borrowings and SAFE Agreements [Line Items]
Price per share (in Dollars per share)													$ 0.01		$ 0.01
Convertible shares (in Shares)															5,460,075
Purchase of common stock (in Shares)															5,978,960
Convertible Notes Embedded Derivative Liability [Member]
Borrowings and SAFE Agreements [Line Items]
Other expense															$ 0		$ 0
2018 Bridge Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Carrying value															11,000,000		9,800,000
Convertible secured notes												$ 3,400,000
Interest expense recognized															1,200,000		700,000
2018 Bridge Notes [Member] | Convertible Secured Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate												8.00%
Current Insight Promissory Note [Member] | Promissory Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate										0.14%
Total Principal amount		$ 1,500,000								$ 100,000
2022 Convertible Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Redemption price percentage		80.00%
Initial fair value															$ 500,000
Convertible per share (in Dollars per share)															$ 0.75
Weighted-average effective interest rate															25.60%
Other income (expenses)															$ 900,000
2022 Convertible Notes [Member] | Convertible Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate															2.00%
Total Principal amount															$ 3,800,000
Conversion rate															80.00%
Two Thousand Nineteen A Convertible Notes [Member] | Convertible Note [Member]
Borrowings and SAFE Agreements [Line Items]
Simple interest rate																			6.00%
Total Principal amount																			$ 100,000
Conversion rate	80.00%																		80.00%
2022 Convertible Notes [Member]
Borrowings and SAFE Agreements [Line Items]
Purchase of common stock (in Shares)															5,316,460
Additional total purchase															$ 21,300,000
Initial fair value															$ 6,700,000
Percentage of accured interest															5.00%
Interest expense															$ 700,000
2022 Convertible Notes [Member] | Convertible Note [Member]
Borrowings and SAFE Agreements [Line Items]
Aggregate purchase price																	12,000,000
2019-A Convertible Notes [Member] | Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Converted, shares (in Shares)								62,500
CS Soils [Member]
Borrowings and SAFE Agreements [Line Items]
Long-term debt with CS Solis						800,000							$ 2,500,000	$ 800,000	0		25,200,000
Dividend cash		$ 53,540,000
Amount equal to the greater	$ 3,500,000
Loss on extinguishment															$ 10,300,000
Revolving Loan [Member]
Borrowings and SAFE Agreements [Line Items]
Interest expense recognized						100,000							100,000
Interest rate															7.75%
Revolving loan amount													5,000,000		$ 5,000,000
Principal balance													$ 5,300,000				5,000,000
Rodgers Massey [Member]
Borrowings and SAFE Agreements [Line Items]
Interest expense recognized			$ 5,000,000
Interest Expense [Member]
Borrowings and SAFE Agreements [Line Items]
Interest expense						$ 300,000									$ 600,000
Dividend cash		$ 1,500,000
Second SAFE {Member]
Borrowings and SAFE Agreements [Line Items]
Closing price per share (in Dollars per share)	$ 1.18
Series D Preferred Stock [Member]
Borrowings and SAFE Agreements [Line Items]
Remaining balance																	$ 0
Series D Preferred Stock [Member] | 2022 Convertible Notes [Member] | Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Converted, shares (in Shares)								785,799

[1]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero and $1.4 million during the fiscal years ended December 31, 2023 and 2022, respectively.